Shareholder Report, Line Graph (Details) 196386_SanJac Alpha Core Plus Bond ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	May 31, 2025	Sep. 10, 2024	May 31, 2026
SanJac Alpha Core Plus Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name			SanJac Alpha Core Plus Bond ETF NAV
Accumulated Value	$ 10,224	$ 10,000	$ 10,703
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 9,921	$ 10,000	$ 10,431